EARNINGS PER SHARE (Schedule of Net Income Used in Earnings Per Share) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Net income attributable to stockholder's used for the computation of basic and diluted earnings per share	$ 32,139	$ 24,971	$ 30,429